Combined Aggregate Maturities of Short and Long-Terms Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Short Term And Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	$ 121.5	[1]	$ 40.0	[1]
Long term and Short term debt maturities, year two	750.0		532.4
Long term and Short term debt maturities, year three			750.0
Long term and Short term debt maturities, year four	53.5		50.0
Long term and Short term debt maturities, year five and thereafter	1,135.1		990.0
Long term and Short term debt	$ 2,060.1		$ 2,362.4

[1]	At December 31, 2012, the maturity of the loans was updated to reflect post year-end refinancing terms.